Impairment Charges / (Reversals) - Summary of Impairment Charges on Financial Assets, Excluding Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	€ 133	€ 71	€ 70
Debt securities and money market instruments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	50	30	17
Loans [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	76	35	50
Shares [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	€ 7	€ 5	€ 2